13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment     [ ]; Amendment Number:
This Amendment:             [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             WestEnd Advisors, LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC 28211

Form 13F File Number: 28-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Robert L. Pharr                       Charlotte NC                8/8/2006
------------------------------      -----------------------     ---------------
Signature                           City     State                Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    ___
Form 13F Information Table Value Total: $143,007,211.78
List of Other Included Managers:         NONE


                                                                                                               13F Holdings Report
                                                                                   INVESTMENT                As of Date:  06/30/06
    ISSUER                  TITLE OF       CUSIP            MKT          SHARES/   DISCRETION        OTHER      VOTING AUTHORITY
     NAME                    CLASS         NUMBER           VAL         PRINC AMT    SOLE(A)  SHARED  MNGRS    SOLE    SHARED  NONE

Dow Chemical Co.           COMMON STOCK   260543103    5,561,248.64    142,486.51   142,486.51   -    ALL    142,486.51    0    0
Du Pont De Nemours         COMMON STOCK   263534109    6,039,762.77    145,186.60   145,186.60   -    ALL    145,186.60    0    0
Abercrombie & Fitch        COMMON STOCK   002896207    5,829,818.21    105,174.42   105,174.42   -    ALL    105,174.42    0    0
Best Buy, Inc.             COMMON STOCK   086516101    6,710,172.96    122,359.10   122,359.10   -    ALL    122,359.10    0    0
Lowes Companies            COMMON STOCK   548661107    5,954,657.42     98,148.30    98,148.30   -    ALL     98,148.30    0    0
Marriott Int'l, Inc.       COMMON STOCK   571903202    7,031,958.28    184,469.00   184,469.00   -    ALL    184,469.00    0    0
Target Corp.               COMMON STOCK   87612e106    5,560,535.38    113,782.18   113,782.18   -    ALL    113,782.18    0    0
Caterpillar, Inc.          COMMON STOCK   149123101    7,259,433.92     97,468.23    97,468.23   -    ALL     97,468.23    0    0
General Electric Co.       COMMON STOCK   369604103    5,960,961.02    180,854.40   180,854.40   -    ALL    180,854.40    0    0
Honeywell Int'l., Inc.     COMMON STOCK   438516106    6,432,419.29    159,613.38   159,613.38   -    ALL    159,613.38    0    0
Ingersoll Rand Co.         COMMON STOCK   g4776g101    6,513,695.76    152,260.30   152,260.30   -    ALL    152,260.30    0    0
Southwest Airlines         COMMON STOCK   844741108    5,819,976.99    355,527.00   355,527.00   -    ALL    355,527.00    0    0
United Technologies        COMMON STOCK   913017109    6,993,532.31    110,273.29   110,273.29   -    ALL    110,273.29    0    0
Autodesk, Inc.             COMMON STOCK   052769106    5,000,249.38    145,103.00   145,103.00   -    ALL    145,103.00    0    0
Cisco Systems, Inc.        COMMON STOCK   17275r102    6,273,973.44    321,248.00   321,248.00   -    ALL    321,248.00    0    0
Motorola, Inc.             COMMON STOCK   620076109    5,484,930.75    272,205.00   272,205.00   -    ALL    272,205.00    0    0
Oracle Corporation         COMMON STOCK   68389x105    6,813,516.78    470,222.00   470,222.00   -    ALL    470,222.00    0    0
Research In Motion         COMMON STOCK   760975102    6,286,974.70     90,110.00    90,110.00   -    ALL     90,110.00    0    0
Texas Instruments          COMMON STOCK   882508104    5,978,034.40    197,360.00   197,360.00   -    ALL    197,360.00    0    0
Barclays Bank ETF          COMMON STOCK   06738c778    1,900,613.34     38,119.00    38,119.00   -    ALL     38,119.00    0    0
Consumer DIS Select
  Sector SPDR              COMMON STOCK   81369y407    1,330,386.52     39,843.86    39,843.86   -    ALL     39,843.86    0    0
IShares 1-3 Yr Treas       COMMON STOCK   464287457    2,139,727.74     26,850.64    26,850.64   -    ALL     26,850.64    0    0
IShares MSCI Japan         COMMON STOCK   464286848    1,083,520.68     79,437.00    79,437.00   -    ALL     79,437.00    0    0
IShares Tr Lehman
  US Aggreg. Bond Fund     COMMON STOCK   464287226    1,867,516.62     19,165.81    19,165.81   -    ALL     19,165.81    0    0
IShares Tr MSCI EAFE       COMMON STOCK   464287465    7,653,907.41    117,050.12   117,050.12   -    ALL    117,050.12    0    0
IShares Tr MSCI
  Emerging Mkts.           COMMON STOCK   464287234    2,642,890.06     28,145.79    28,145.79   -    ALL     28,145.79    0    0
IShares Tr S&P 500/
  Growth                   COMMON STOCK   464287309    1,043,900.00     17,875.00    17,875.00   -    ALL     17,875.00    0    0
IShares Tr S&P Midcap
  400/Growth               COMMON STOCK   464287606    1,930,200.86     25,159.03    25,159.03   -    ALL     25,159.03    0    0
Industrial Select
  Sector SPDR              COMMON STOCK   81369y704    1,475,717.68     43,647.37    43,647.37   -    ALL     43,647.37    0    0
Materials Select Sector
  SPDR                     COMMON STOCK   81369y100      810,659.53     25,254.19    25,254.19   -    ALL     25,254.19    0    0
Streettracks Gold Trust    COMMON STOCK   863307104      168,321.27      2,749.00     2,749.00   -    ALL      2,749.00    0    0
Vanguard Sector Index Fds  COMMON STOCK   92204a702    1,450,545.07     31,376.70    31,376.70   -    ALL     31,376.70    0    0
Interpublic Group of
  Cos. Inc.                COMMON STOCK    46069010          434.20         52.00        52.00   -    ALL         52.00    0    0
Qualcomm Inc               COMMON STOCK   747525103        2,965.18         74.00        74.00   -    ALL         74.00    0    0
Southern Pac Pete NL
  Sponsored ADR            COMMON STOCK   843581406            0.00         30.00        30.00   -    ALL         30.00    0    0
Telefonica S A Adr
  Reprstg Three Shrs Is    COMMON STOCK   879382208           53.22          1.07         1.07   -    ALL          1.07    0    0
Tultex Corp                COMMON STOCK   899900104            0.00         10.00        10.00   -    ALL         10.00    0    0


TOTAL                                                143,007,211.78
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